ACQUISITIONS (Details) € in Millions, £ in Millions, BRL in Millions, $ in Millions		1 Months Ended											12 Months Ended
	Jan. 22, 2016 GWh	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Aug. 31, 2017 GBP (£)	Aug. 31, 2017 USD ($)	Feb. 28, 2017	Sep. 30, 2016 USD ($)	Apr. 30, 2016 USD ($) GWh	Jan. 31, 2016 USD ($)	Jun. 30, 2015 USD ($) MW	Feb. 28, 2015 EUR (€) GWh MW	Nov. 30, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2017 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2016 USD ($)	Jan. 31, 2016 BRL	Jan. 31, 2016 USD ($)	Jun. 30, 2015 GBP (£)	Jun. 30, 2015 USD ($)	Feb. 28, 2015 USD ($)	Nov. 30, 2014 BRL	Nov. 30, 2014 USD ($)
Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Gain (loss) on reclassification		$ 2	$ 13
Acquisition costs incurred and capitalized			$ 1
Brookfield Renewable | Acqusitions Completed In 2017
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents		611
Restricted cash		90
Trade receivables and other current assets		63
Financial instruments		20
Property, plant and equipment, at fair value		1,245
Deferred tax assets		18
Other long-term assets		94
Current liabilities		77
Current portion of long-term debt		1,183
Financial instruments		15
Long-term debt		5
Deferred income tax liabilities		17
Other long-term liabilities		54
Non-controlling interests		1
Fair value of net assets acquired		789
Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents													$ 117
Restricted cash													0
Trade receivables and other current assets													177
Property, plant and equipment, at fair value													5,741
Other long-term assets													15
Current liabilities													467
Long-term debt													899
Deferred income tax liabilities													1,020
Other long-term liabilities													149
Non-controlling interests													1,417
Fair value of net assets acquired													2,098
Goodwill													799
Purchase price													2,897
Brookfield Renewable | Acqusitions Completed In 2015
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents														$ 19
Restricted cash														21
Trade receivables and other current assets														20
Property, plant and equipment, at fair value														1,147
Current liabilities														41
Long-term debt														391
Other long-term liabilities														28
Non-controlling interests														16
Fair value of net assets acquired														731
FHH Guernsey Ltd | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree				FHH Guernsey Ltd	FHH Guernsey Ltd
Date of acquisition				August 2017	August 2017
Percentage of voting equity interests acquired				25.00%											25.00%
Percentage of voting equity interests Retained by Brookfield				7.00%											7.00%
Consideration transferred				£ 194											$ 248
Acquisition costs incurred and capitalized				£ 1	$ 1
TerraForm Power | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree			TerraForm Power
Date of acquisition			October 2017
Percentage of voting equity interests acquired			51.00%
Percentage of voting equity interests Retained by Brookfield			16.00%
Consideration transferred			$ 203
European Wind | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree						European Wind
Date of acquisition						February 2017
Percentage of voting equity interests acquired						100.00%
Percentage of voting equity interests Retained by Brookfield				40.00%											40.00%
Total cash consideration transferred				£ 24											$ 32
Acquisition costs incurred and capitalized					$ 1
European Wind | Brookfield Renewable | Acqusitions Completed In 2017
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents		0
Restricted cash		0
Trade receivables and other current assets		1
Financial instruments		0
Property, plant and equipment, at fair value		37
Deferred tax assets		0
Other long-term assets		0
Current liabilities		4
Current portion of long-term debt		0
Financial instruments		0
Long-term debt		0
Deferred income tax liabilities		2
Other long-term liabilities		0
Non-controlling interests		0
Fair value of net assets acquired		32
Terraform Global
Disclosure of detailed information about business combination [line items]
Consideration transferred		657
Fair Value of Interest Held at Acquisition Date		$ 100
Terraform Global | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree		TerraForm Global
Date of acquisition		December 2017
Percentage of voting equity interests acquired		100.00%
Percentage of voting equity interests Retained by Brookfield		31.00%
Revenue of acquiree since acquisition date		$ 250
Consideration transferred		202
Fair Value of Interest Held at Acquisition Date		30
Acquisition costs incurred and capitalized		1
Terraform Global | Brookfield Renewable | Acqusitions Completed In 2017
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents		611
Restricted cash		90
Trade receivables and other current assets		62
Financial instruments		20
Property, plant and equipment, at fair value		1,208
Deferred tax assets		18
Other long-term assets		94
Current liabilities		73
Current portion of long-term debt		1,183
Financial instruments		15
Long-term debt		5
Deferred income tax liabilities		15
Other long-term liabilities		54
Non-controlling interests		1
Fair value of net assets acquired		$ 757
Colombia Portfolio | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		99.50%
Colombia Portfolio | Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents													113
Restricted cash													0
Trade receivables and other current assets													174
Property, plant and equipment, at fair value													4,772
Other long-term assets													15
Current liabilities													463
Long-term debt													899
Deferred income tax liabilities													1,019
Other long-term liabilities													149
Non-controlling interests													1,417
Fair value of net assets acquired													1,127
Goodwill													799
Purchase price													1,926
Isagen S.A. E.S.P. | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree	Isagen S.A. E.S.P
Date of acquisition	January 22, 2016
Percentage of voting equity interests acquired	57.60%	99.50%
Percentage of voting equity interests Retained by Brookfield		24.00%
Revenue of acquiree since acquisition date													900
Annual generation Energy, GWh | GWh	15,000
Acquisition costs incurred and capitalized													13
Brazil portfolio
Disclosure of detailed information about business combination [line items]
Consideration transferred														588
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents														19
Restricted cash														16
Trade receivables and other current assets														16
Property, plant and equipment, at fair value														854
Current liabilities														(21)
Long-term debt														(280)
Other long-term liabilities														0
Non-controlling interests														(16)
Brazil portfolio | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Deferred consideration																		BRL 35	$ 9
Impact of the foreign currency contracts																		24	6
Brazil portfolio | Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents													4
Restricted cash													0
Trade receivables and other current assets													2
Property, plant and equipment, at fair value													100
Other long-term assets													0
Current liabilities													3
Long-term debt													0
Deferred income tax liabilities													0
Other long-term liabilities													0
Non-controlling interests													0
Fair value of net assets acquired													103
Goodwill													0
Purchase price													103
Brazil portfolio | Brookfield Renewable | Acqusitions Completed In 2015
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents														19
Restricted cash														16
Trade receivables and other current assets														16
Property, plant and equipment, at fair value														854
Current liabilities														21
Long-term debt														280
Other long-term liabilities														0
Non-controlling interests														16
Fair value of net assets acquired														$ 588
51 MW hydroelectric portfolio | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree									51 MW hydroelectric
Date of acquisition									January 2016
Total cash consideration transferred																		355	88
Consideration transferred																		BRL 417	$ 103
Acquisition costs incurred and capitalized									$ 1
488 MW portfolio | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree														488 MW portfolio
Date of acquisition														November 2014
Percentage of voting equity interests Retained by Brookfield																							40.00%	40.00%
Total cash consideration transferred																							BRL 1,717	$ 541
Revenue of acquiree since acquisition date														$ 93
Consideration transferred																							1,867	588
Acquisition costs incurred and capitalized												$ 2
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Non-controlling interests																							BRL 50	$ 16
North America portfolio | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Acquisition costs incurred and capitalized								$ 6
Pennsylvania Hydro | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree								Pennsylvania Hydro
Date of acquisition								April 2016
Percentage of voting equity interests Retained by Brookfield								28.60%
Total cash consideration transferred								$ 859
Revenue of acquiree since acquisition date													46
Annual generation Energy, GWh | GWh								1,109
Pennsylvania Portfolio | Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents													0
Restricted cash													0
Trade receivables and other current assets													1
Property, plant and equipment, at fair value													859
Other long-term assets													0
Current liabilities													1
Long-term debt													0
Deferred income tax liabilities													0
Other long-term liabilities													0
Non-controlling interests													0
Fair value of net assets acquired													859
Goodwill													0
Purchase price													859
Ireland Portfolio | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Acquisition costs incurred and capitalized							$ 1
Ireland Portfolio | Brookfield Renewable | Acqusitions Completed In 2016
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents													0
Restricted cash													0
Trade receivables and other current assets													0
Property, plant and equipment, at fair value													10
Other long-term assets													0
Current liabilities													0
Long-term debt													0
Deferred income tax liabilities													1
Other long-term liabilities													0
Non-controlling interests													0
Fair value of net assets acquired													9
Goodwill													0
Purchase price													$ 9
19 MW wind development project | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree							19 MW wind development project
Date of acquisition							September 2016
Percentage of voting equity interests Retained by Brookfield																40.00%	40.00%
Total cash consideration transferred																€ 7	$ 8
Deferred consideration																1	1
Consideration transferred																€ 8	$ 9
Portugal Wind Portfolio | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree											Portugal Wind Portfolio
Date of acquisition											February 2015
Percentage of voting equity interests Retained by Brookfield											40.00%											40.00%
Total cash consideration transferred											€ 58											$ 63
Revenue of acquiree since acquisition date														28
Annual generation Energy, GWh | GWh											260
Aggregate Capacity, MW | MW											123
Consideration transferred											€ 65											$ 71
Scotland Wind Pipeline | Brookfield Renewable
Disclosure of detailed information about business combination [line items]
Name of acquiree										Scotland Wind Pipeline
Date of acquisition										June 2015
Total cash consideration transferred																				£ 40	$ 62
Deferred consideration																				6	9
Aggregate Capacity, MW | MW										1,200
Consideration transferred																				47	72
Acquisition costs incurred and capitalized										$ 1
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Other long-term liabilities																				£ 63	$ 97
Portugal Portfolio
Disclosure of detailed information about business combination [line items]
Consideration transferred														71
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents														0
Restricted cash														5
Trade receivables and other current assets														3
Property, plant and equipment, at fair value														209
Current liabilities														(19)
Long-term debt														(111)
Other long-term liabilities														(16)
Non-controlling interests														0
Portugal Portfolio | Brookfield Renewable | Acqusitions Completed In 2015
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents														0
Restricted cash														5
Trade receivables and other current assets														3
Property, plant and equipment, at fair value														209
Current liabilities														19
Long-term debt														111
Other long-term liabilities														16
Non-controlling interests														0
Fair value of net assets acquired														71
Scotland Portfolio
Disclosure of detailed information about business combination [line items]
Consideration transferred														72
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents														0
Restricted cash														0
Trade receivables and other current assets														1
Property, plant and equipment, at fair value														84
Current liabilities														(1)
Long-term debt														0
Other long-term liabilities														(12)
Non-controlling interests														0
Scotland Portfolio | Brookfield Renewable | Acqusitions Completed In 2015
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents														0
Restricted cash														0
Trade receivables and other current assets														1
Property, plant and equipment, at fair value														84
Current liabilities														1
Long-term debt														0
Other long-term liabilities														12
Non-controlling interests														0
Fair value of net assets acquired														$ 72